BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Recently Adopted Accounting Standards [Line Items]
Increase (decrease)	$ (59)	$ 96	$ (44)	$ 265
Decrease in cash used in investing activities	$ (95)	(177)	$ (322)	(347)
Cumulative Effect, Period of Adoption, Adjustment
Recently Adopted Accounting Standards [Line Items]
Increase (decrease)		136		219
Decrease in cash used in investing activities		$ 83		$ 102